Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	BNFT
Entity Registrant Name	Benefitfocus,Inc.
Entity Central Index Key	0001576169
Entity Filer Category	Non-accelerated Filer